Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1. ORGANIZATION AND BASIS OF PRESENTATION
iQIYI, Inc. (“iQIYI” or the “Company”) was incorporated under the laws of the Cayman Islands on November 27, 2009. It was formerly known as Ding Xin, Inc. and changed its name to Qiyi.com, Inc. on August 30, 2010 and iQIYI, Inc. on November 30, 2017. The Company completed its initial public offering (“IPO”) on April 3, 2018.
The unaudited interim condensed consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, variable interest entities (“VIEs”), and VIEs’ subsidiaries, hereinafter collectively referred to as the “Group”. In the opinion of management, the unaudited interim condensed consolidated financial statements, which comprise the condensed consolidated balance sheet as of September 30, 2020, the condensed consolidated statements of comprehensive loss and the condensed consolidated statements of cash flows for the nine months ended September 30, 2019 and 2020, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2020, the Company’s consolidated results of operations and consolidated cash flows for the nine months ended September 30, 2019 and 2020. The consolidated balance sheet data as of December 31, 2019 was derived from the Company’s audited consolidated financial statements, but does not include all disclosures required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These unaudited interim condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019. Results for the nine months ended September 30, 2020 are not necessarily indicative of the results expected for the full fiscal year or for any future period.
The Group is an innovative platform in China offering a diverse collection of high-quality internet video content, including professionally-produced content licensed from professional content providers and self-produced content, on its platform. The Group provides membership services, online advertising services, content distribution services, live broadcasting services and online gaming services. The Group’s principal geographic market is in the People’s Republic of China (“PRC”) and is penetrating into new geographic regions. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and VIEs’ subsidiaries in the PRC.
As of September 30, 2020, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)	PRC	November 3, 2010	100%
iQIYI HK Limited (“QIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Film Group Limited	Cayman	May 26, 2017	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI New Media Science &Technology Co., Ltd. (“iQIYI New Media”)	PRC	July 27, 2017	100%
Skymoons Inc.	Cayman	Acquired on July 17, 2018	100%
Magic Prime Group Limited	BVI	Acquired on July 17, 2018	80%
Special (Hong Kong) Co., Ltd	Hong Kong	Acquired on July 17, 2018	80%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%
VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”; formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”)	PRC	December 31, 2014	Nil
Beijing iQIYI Intelligent Entertainment Technology Co., Ltd. (“Intelligent Entertainment”, formerly known as Beijing iQIYI Cinema Management Co., Ltd.)	PRC	June 28, 2017	Nil
Tianjin Skymoons Technology Co., Ltd. (“Tianjin Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Digital Entertainment Co., Ltd. (“Chengdu Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Interactive Network Game Co.,Ltd. (“Skymoons Interactive”)	PRC	Acquired on July 17, 2018	Nil
PRC laws and regulations prohibit or restrict foreign ownership of companies that engage in value-added telecommunication services, internet audio-video program services and certain other businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily conducts its business in the PRC through the VIEs. The paid-in
capital of the VIEs was mainly funded by the Company through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company has entered into certain agreements with the shareholders of the VIEs through the Company or its wholly-owned subsidiaries in the PRC, including loan agreements for the paid-in
capital of the VIEs and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Group has entered into shareholder voting rights trust agreements and exclusive purchase option agreements with the VIEs and nominee shareholders of the VIEs through the Company or its wholly-owned subsidiaries in the PRC, which give the Company or its wholly-owned subsidiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the applicable PRC laws, respectively. Commitment letters have been entered into which obligate the Company to absorb losses of the VIEs that could potentially be significant to the VIEs and certain exclusive agreements have been entered into that entitle the Company or its wholly-owned subsidiaries to receive economic benefits from the VIEs that potentially could be significant to the VIEs.
Despite the lack of legal majority ownership, the Company has effective control of the VIEs through a series of contractual arrangements and a parent-subsidiary relationship exists between the Company and the VIEs. Through the contractual arrangements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, through the other exclusive agreements, which consist of business operation agreements, business cooperating agreements, exclusive technology consulting and services agreements and trademark and software usage license agreements, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the commitment letters, the Company has the obligation to absorb losses of the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and their subsidiaries as required by SEC Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”),
Consolidation
.
In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; and (ii) each of the contractual arrangements with the VIEs and their shareholders, and the contractual arrangements taken as a whole, are valid and legally binding upon each party to such agreement under PRC laws; is enforceable against each party thereto in accordance with its terms; and does not contravene any applicable PRC laws or regulations currently in effect.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the VIEs’ shareholders may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to act in contrary to the terms of the aforementioned agreements.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, including but not be limited to: the cancelation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. As a result, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.
The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	882,743	909,623	133,973
Short-term investments	169,565	228,179	33,607
Accounts receivable, net	2,839,945	2,750,509	405,106
Licensed copyrights, net	716,008	952,996	140,362
Prepayments and other assets	3,202,489	2,958,358	435,718

Total current assets	7,810,750	7,799,665	1,148,766

Non-current assets:
Fixed assets, net	856,116	726,666	107,026
Long-term investments	2,130,467	2,249,307	331,287
Licensed copyrights, net	1,640,582	1,157,843	170,532
Produced content, net	4,355,221	5,145,750	757,887
Operating lease assets	649,273	736,802	108,519
Goodwill	2,412,989	2,412,989	355,395
Others	1,552,160	986,015	145,225

Total non-current assets	13,596,808	13,415,372	1,975,871

Total assets	21,407,558	21,215,037	3,124,637

LIABILITIES
Current liabilities:
Accounts payable	4,193,022	3,920,413	577,414
Customer advances and deferred revenue	2,982,011	2,964,704	436,654
Long-term loans, current portion (i)	732,213	712,253	104,904
Operating lease liabilities, current portion	95,905	100,201	14,758
Accrued expenses and other liabilities	4,090,314	3,949,158	581,648

Total current liabilities	12,093,465	11,646,729	1,715,378
Non-current liabilities:
Long-term loans (i)	937,782	664,299	97,841
Operating lease liabilities	364,853	620,583	91,402
Others	630,195	528,030	77,770

Total non-current liabilities	1,932,830	1,812,912	267,013
Amounts due to the Company and its subsidiaries	13,583,317	15,618,372	2,300,338

Total liabilities	27,609,612	29,078,013	4,282,729

	Nine months ended September 30
	2019	2020	2020
	RMB	RMB	US$
Total revenues	20,116,714	20,351,564	2,997,461
Net loss	(1,943,153)	(1,940,779)	(285,846)
Net cash provided by operating activities	1,644,590	259,018	38,149
Net cash used for investing activities	(2,173,941)	(364,693)	(53,714)
Net cash provided by financing activities	586,135	152,753	22,498

(i)
In accordance with the arrangement as described in Note 7, the Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2019 and September 30, 2020, RMB424,000 (US$62,448) of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB527,000 (US$77,619) of the loan is included in “Long-term loans” in the carrying amounts of the liabilities of the VIEs and VIEs’ subsidiaries.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The VIEs and VIEs’ subsidiaries contributed an aggregate of 94% and 91% of the Group’s consolidated revenues for the nine months ended September 30, 2019 and 2020, respectively, after elimination of inter-company transactions. As of September 30, 2020, there was no pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settled obligations of the VIEs and VIEs’ subsidiaries, other than the collateralization of a VIE’s office building as described in Note 7 and the share pledge agreements and business operation agreements with respect to the VIEs contractual arrangements as disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2019.
The VIEs’ third-party creditors did not have recourse to the general credit of the Company in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs and VIEs’ subsidiaries during the years presented.